RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of transactions between related parties [abstract]
Disclosure of transactions with related parties
	For the year ended December 31,
	2022	2021	2020
	US Dollars in thousands
Payroll, options and payments to related parties employed by the Company	5,378	6,512	1,519
Number of interested parties to which the benefits relate	8	8	8
Payroll to directors	207	25	-
Number of directors	5	4	-
Transactions - associated companies	766	900	3,520
Shareholders – interest expenses, net	-	141	27

Disclosure of balances with related parties
	December 31,
	2022	2021
	US Dollars in thousands
Receivables – associated companies	983	-
Trade payables – related companies and parties	95	81
Other payables – related companies and parties	42	64